Income Taxes - Schedule of Reconciliation Between Actual Income Tax Expense and Amount Computed by Applying Statutory Tax Rate (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Mexican statutory tax rate value	(30.00%)	(30.00%)	(30.00%)
Non-taxable dividend income	0.10%	0.20%	37.00%
Difference between accounting and tax expenses, net	(20.90%)	82.60%	(84.30%)
Termination of the income tax consolidation regime in Mexico	(0.00%)	(0.00%)	32.80%
Unrecognized effects during the year related to applicable tax consolidation regimes	0.90%	(3.60%)	8.50%
Non-taxable sale of marketable securities and fixed assets	15.00%	3.70%	36.50%
Difference between book and tax inflation	(31.20%)	(11.00%)	(26.60%)
Differences in the income tax rates in the countries where CEMEX operates	21.90%	11.00%	48.90%
Changes in deferred tax assets	39.80%	(70.10%)	(100.30%)
Changes in provisions for uncertain tax positions	(0.40%)	0.70%	7.90%
Others	1.00%	(1.30%)	1.20%
Effective consolidated tax rate	(3.80%)	(17.80%)	(68.40%)
Mexican statutory tax rate	$ (4,098)	$ (5,269)	$ (1,039)
Non-taxable dividend income	14	32	1,280
Difference between accounting and tax expenses, net	(2,855)	14,507	(2,919)
Termination of the income tax consolidation regime in Mexico	0	0	1,136
Unrecognized effects during the year related to applicable tax consolidation regimes	123	(632)	293
Non-taxable sale of marketable securities and fixed assets	2,049	650	1,263
Difference between book and tax inflation	(4,261)	(1,932)	(922)
Differences in the income tax rates in the countries where CEMEX operates	2,991	1,932	1,693
Changes in deferred tax assets	5,433	(12,320)	(3,473)
Changes in provisions for uncertain tax positions	(55)	123	272
Others	139	(216)	48
Income tax expense	$ (520)	$ (3,125)	$ (2,368)